Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets and allowance for credit losses consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
VAT recoverable	25,221	15,134	2,073
Prepaid expense	6,019	5,607	768
Investment buyback receivable (1)	30,000	30,000	4,110
Loans receivable (2)	32,535	21,700	2,973
Other receivables	1,213	2,309	317
Total	94,988	74,750	10,241
Less: allowance for credit losses	(16,335)	(46,335)	(6,348)
Prepaid expenses and other current assets, net	78,653	28,415	3,893

(1)	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance. Due to uncertainty of collectability, the Company made full allowance of RMB30,000 in the year ended December 31, 2024.

(2)

(i) On October 20, 2021, the Company lent RMB8,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with monthly interest rate of 0.2% from October 20, 2021 to December 31, 2021 and monthly interest rate of 0.5% from January 1, 2022 to December 31, 2022, Jiada Hexin (Beijing) Technology Co., Ltd’s another shareholder pledged its 32% equity interests to the Company. The loan was extended to December 31, 2023 with monthly interest rate of 0.5% from January 1, 2023 to December 31, 2023.

On April 11, 2022, the Company lent RMB7,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from April 11, 2022 to December 31, 2023 with monthly interest rate of 0.2% from April 11, 2022 to December 31, 2022 and monthly interest rate of 0.5% from January 1, 2023 to December 31, 2023. Due to continuous loss in Jiada, the Company fully impaired loan receivable of RMB15,000 and related interest receivable of RMB1,335 for the year ended December 31, 2023.

(ii) On March 2, 2023, the Company lent RMB15,000 to Hangzhou Doujin Information Technology Co., Ltd for working capital purpose. The loan term was for one year with daily interest rate of 0.02%. The loan was fully repaid as of March 21, 2024.

(iii) On October 10, 2023, the Company lent RMB1,200 to Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. for its working capital purpose. The loan term was for one year with daily interest rate of 0.02%. The loan was fully repaid as of March 22, 2024.

(iii) During the year ended December 31, 2024, the Company made several loans to two third parties. These loans terms were for one year with no interest. As of December 31, 2024, the loan receivable amounted to RMB5,365.

An analysis of the allowance for credit losses is as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Balance, beginning of year	-	-	16,335	2,240
Additions	-	16,335	30,000	4,108
Balance, end of year	-	16,335	46,335	6,348